Business Consolidation and Other Activities (Tables)	12 Months Ended
Dec. 31, 2017
Business Consolidation and Other Activities
Summary of business consolidation and other activity (charges) / income included in the condensed consolidated statements of earnings

	Years Ended December 31,
($ in millions)	2017	2016	2015

Beverage packaging, North and Central America	$(47)	$(20)	$(19)
Beverage packaging, South America	(5)	(15)	(3)
Beverage packaging, Europe	(89)	(24)	(10)
Food and aerosol packaging	6	(26)	—
Aerospace	—	—	1
Other	(86)	(252)	(164)
	$(221)	$(337)	$(195)

Summary by segment of the activity in the business consolidation reserves

($ in millions)	Beverage Packaging, North & Central America	Beverage Packaging, Europe	Food & Aerosol Packaging	Other	Total

Balance at December 31, 2016	$8	$4	$6	$2	$20
Charges in earnings	24	67	8	1	100
Cash payments and other activity	(6)	(30)	(13)	(3)	(52)
Balance at December 31, 2017	$26	$41	$1	$—	$68